Schedule of Income Tax Expenses (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Tax rate	25.00%	25.00%	25.00%	25.00%